BORROWINGS AND CREDIT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Financial Services Borrowings

Financial Services borrowings include the following:

	2011		2010
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS

Commercial paper	1.3%	$3,673.6	2.2%	$2,126.4
Medium-term bank loans	6.9%	236.3	7.8%	245.3

		3,909.9		2,371.7
Term notes	3.4%	2,595.5	4.6%	2,730.8

	2.3%	$6,505.4	3.8%	$5,102.5

Annual Maturities of Financial Services Borrowings

The annual maturities of the financial services borrowings are as follows:

	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
Beginning January 1, 2012
2012	$3,673.6	$45.6	$620.0	$4,339.2
2013		17.2	550.0	567.2
2014		173.5	1,288.8	1,462.3
2015			129.6	129.6

	$3,673.6	$236.3	$2,588.4	$6,498.3